Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Cannon Point options 1	Mission Gold warrants 1	Other warrants 2	Special warrants 3	Broker warrants 4	Total
Beginning Balance	327,700	3,964,701	27,074,399	10,150,322	–	41,517,122
Issued	–	–	466,666	–	244,000	710,666
Exercised	(104,450)	(200,075)	–	(10,150,322)	–	(10,454,847)
Bal. Dec 31, 2019	223,250	3,764,626	27,541,065	–	244,000	31,772,941
Exercised	(11,750)	(3,550,835)	(9,827,800)	–	(244,000)	(13,634,385)
Expired	–	(213,791)	–	–	–	(213,791)
Bal. Dec 31, 2020	211,500	–	17,713,265	–	–	17,924,765

	Weighted averages per option/warrant as at December 31
	Cannon Point options	Mission Gold warrants	Other warrants	Broker warrants		Total
2020
Exercise price	$0.37	–	$0.65		–		$0.65
Remaining life in years	1.46	–	0.45		–		0.46
2019
Exercise price	$0.38	$0.55	$0.65		–		$0.64
Exercise price (US$)	–	–	–	$	US 0.41	$	US 0.41
Remaining life in years	2.40	0.52	1.45		0.48		1.33

Notes to tables:

1.	The Group issued options and warrants in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") on the acquisition of these companies in October 2015 and December 2015, respectively.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).

3.	The special warrants were issued in a private placement at a price of $0.83 (US$0.62) per special warrant in December 2018 and were converted into shares for no further consideration to the Group in February 2019 (note 6(b)).

4.	The Broker Warrants were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	24,606,732	1.03
Cancelled	(33,600)	1.10
Exercised	(1,185,666)	0.54
Expired	(4,235,000)	1.54
Forfeited	(10,700)	0.82
Granted	6,610,500	0.99
Balance December 31, 2019	25,752,266	0.96
Cancelled	(22,000)	1.16
Exercised	(3,991,066)	0.99
Expired	(24,200)	1.75
Forfeited	(16,500)	1.36
Granted	6,783,000	2.01
Balance December 31, 2020	28,481,500	1.20

Schedule of Fair Value Assumptions Using Black Scholes Option Pricing
Assumptions	2020	2019
Risk-free interest rate	0.35%	1.39%
Expected life	4.98 years	5.00 years
Expected volatility 1	94.70%	94.73%
Grant date share price	$2.18	$0.81
Expected dividend yield	Nil	Nil

Schedule of Options Exercised
Year ended December 31, 2020	Number of options	Weighted average exercise price ($/option)	Weighted average market share priceon exercise ($/option)
May 2020	388,000	0.71	1.33
June 2020	1,162,900	0.84	1.82
July 2020	908,500	1.46	2.34
August 2020	1,165,000	0.97	2.00
September 2020	210,000	0.69	1.48
October 2020	156,666	0.50	1.38
Total	3,991,066	0.99	1.90

Year ended December 31, 2019	Number of options	Weighted average exercise price ($/option)	Weighted average market share priceon exercise ($/option)
January 2019	125,000	0.49	0.87
February 2019	30,000	0.49	1.23
June 2019	39,000	0.49	0.59
July 2019	81,000	0.49	0.68
August 2019	856,666	0.55	0.90
September 2019	54,000	0.72	0.85
Total	1,185,666	0.54	0.88

Schedule of Options Outstanding and Exercisable
	2020			2019
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.48	200,000	200,000	0.20	450,000	450,000	1.21
0.49	4,455,000	4,455,000	0.53	5,105,000	5,105,000	1.53
0.50 1	1,520,000	1,520,000	.12	2,316,666	2,316,666	0.81
0.76	4,761,000	4,761,000	2.08	5,538,000	5,538,000	2.87
0.99	6,388,500	6,388,500	3.74	6,610,500	3,305,250	4.75
1.75	4,386,000	4,386,000	1.57	5,732,100	5,732,100	2.10
2.01	6,696,000	3,348,000	4.55	–	–	–
2.34	75,000	75,000	2.58	–	–	–
Total	28,481,500	25,133,500		25,752,266	22,447,016

Note

1.	These options were set to expire on October10, 2020, but were extended pursuant to certain provisions of the option plan.

Schedule of Restricted Share Units Outstanding
Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Balance January 1, 2019	196,753	1.27
Settlement 1	(196,753)	1.44
Balance December 31, 2019 and 2020	–	–

Schedule of Foreign Currency Translation Reserve
Continuity
Balance January 1, 2019	$38,686
Loss on translation of foreign subsidiaries	(6,321)
Balance December 31, 2019	32,365
Loss on translation of foreign subsidiaries	(2,704)
Balance December 31, 2020	$29,661